CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
ASSETS:
Cash and cash equivalents	₨ 574,151.0	$ 8,818.2	₨ 430,708.6
Term placements	139,875.9	2,148.3	131,069.5
Investments held for trading, at fair value	167,513.9	2,572.8	35,363.7
Investments available for sale, at fair value [includes restricted investments of Rs. 1,200,857.2 and Rs. 1,354,027.6 (US$ 20,796.0), as of March 31, 2017 and March 31, 2018, respectively]	2,222,711.0	34,137.8	2,111,385.6
Securities purchased under agreements to resell	650,018.6	9,983.4	50,000.0
Loans [net of allowance of Rs. 78,496.9 and Rs. 112,507.2 (US$ 1,728.0), as of March 31, 2017 and March 31, 2018, respectively]	7,263,671.8	111,560.0	5,910,412.8
Accrued interest receivable	77,894.7	1,196.4	67,356.6
Property and equipment, net	38,968.1	598.5	38,969.3
Intangible assets, net	1.0	0.0	2.0
Goodwill	74,937.9	1,150.9	74,937.9
Other assets	157,564.9	2,420.0	216,774.5
Total assets	11,367,308.8	174,586.3	9,066,980.5
Liabilities:
Interest-bearing deposits	6,693,649.3	102,805.2	5,277,644.0
Non-interest-bearing deposits	1,190,102.2	18,278.3	1,153,678.9
Total deposits	7,883,751.5	121,083.5	6,431,322.9
Securities sold under repurchase agreements	138,000.0	2,119.5	0.0
Short-term borrowings	779,201.7	11,967.5	322,265.6
Accrued interest payable	65,514.4	1,006.2	44,487.6
Long-term debt	932,906.3	14,328.2	730,920.7
Accrued expenses and other liabilities	391,441.6	6,012.0	510,082.6
Total liabilities	10,190,815.5	156,516.9	8,039,079.4
Commitments and contingencies (see note 27)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 3,250,000,000 shares and 3,250,000,000 shares; issued and outstanding 2,562,545,717 shares and 2,595,090,267 shares, as of March 31, 2017 and March 31, 2018, respectively	5,190.2	79.7	5,125.1
Additional paid-in capital	476,570.4	7,319.5	442,721.8
Retained earnings	462,876.2	7,109.2	364,471.9
Statutory reserve	233,323.5	3,583.5	187,703.2
Accumulated other comprehensive income (loss)	(3,796.7)	(58.3)	26,031.6
Total HDFC Bank Limited shareholders' equity	1,174,163.6	18,033.6	1,026,053.6
Noncontrolling interest in subsidiaries	2,329.7	35.8	1,847.5
Total shareholders' equity	1,176,493.3	18,069.4	1,027,901.1
Total liabilities and shareholders' equity	₨ 11,367,308.8	$ 174,586.3	₨ 9,066,980.5